Equity Method Investments - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 6,100,000	$ 6,500,000
Amortization cost			300,000	$ 0
Share of results		$ 11,147,000	651,000	(1,126,000)
Economic interest in building and operating marine export terminal		50.00%
Unigas International B V [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal		33.33%
Equity Method Investment, Description of Principal Activities		commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis.
Dan Unity COTwo A S [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal		50.00%
Equity Method Investment, Description of Principal Activities		commercial and technical projects relating to seaborne transportation of CO2.
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution to joint ventures	$ 4,000,000.0
Amortization cost		$ 400,000
Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture			146,500,000
Share of results		$ 11,400,000	$ 900,000	$ 1,100,000